Shareholders' Equity and Non-Controlling Interest (Details) - Schedule of Comprehensive Loss Attributable To Non-Redeemable And Redeemable Non-Controlling Interest - USD ($) $ in Thousands	3 Months Ended	7 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Comprehensive Loss Attributable To Non-Redeemable And Redeemable Non-Controlling Interest [Line Items]
Net Loss before income tax	$ (45,670)	$ (147,523)
Common Class A [Member]
Schedule of Comprehensive Loss Attributable To Non-Redeemable And Redeemable Non-Controlling Interest [Line Items]
Redeemable non-controlling interest percentage – Class A OpCo Units	66.20%	67.00%
Net Loss before income tax attributable to Class A OpCo Units	$ (29,773)	$ (98,760)